Operating Expense - Additional Information (Details) € in Thousands	12 Months Ended
	Dec. 31, 2023 EUR (€) employee	Dec. 31, 2022 EUR (€) employee	Dec. 31, 2021 EUR (€) employee
Disclosure Of Operating Expense [Line Items]
Average number of employees | employee	154	133	122
Share-based compensation annual expense	€ 578	€ 245	€ 470
Profit sharing granted to employees	0	0	628
Research and development expense	€ 46,503	€ 35,818	€ 35,166